Revenue Recognition - Schedule of Disaggregation of Resident Fees and Services Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenues	$ 216,456	$ 148,855	$ 416,801	$ 297,782	$ 603,989	$ 568,475
Product Concentration Risk | Revenue from Contract with Customer Benchmark
Disaggregation of Revenue [Line Items]
Concentration risk (as a percent)	100.00%	100.00%	100.00%	100.00%
Room and rents
Disaggregation of Revenue [Line Items]
Total revenues	$ 169,156	$ 111,737	$ 333,523	$ 232,147
Room and rents | Product Concentration Risk | Revenue from Contract with Customer Benchmark
Disaggregation of Revenue [Line Items]
Concentration risk (as a percent)	78.00%	75.00%	80.00%	78.00%
Non-refundable entrance fee amortization
Disaggregation of Revenue [Line Items]
Total revenues	$ 27,808	$ 23,652	$ 55,010	$ 47,658
Non-refundable entrance fee amortization | Product Concentration Risk | Revenue from Contract with Customer Benchmark
Disaggregation of Revenue [Line Items]
Concentration risk (as a percent)	13.00%	16.00%	13.00%	16.00%
Ancillary and other services
Disaggregation of Revenue [Line Items]
Total revenues	$ 19,492	$ 13,466	$ 28,268	$ 17,977	$ 16,711	$ 15,542
Ancillary and other services | Product Concentration Risk | Revenue from Contract with Customer Benchmark
Disaggregation of Revenue [Line Items]
Concentration risk (as a percent)	9.00%	9.00%	7.00%	6.00%